Stock Options - Schedule of Fair Value Assumptions Using Black-Scholes Method (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Average expected term (years)	5 years	5 years
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	2.25%	1.22%
Expected volatility	184.45%	84.36%
Maximum [Member]
Risk-free interest rate	3.00%	2.23%
Expected volatility	190.22%	173.92%